SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	2,946,666	3,559,166	2,946,666	3,559,166	2,946,666	3,621,666
Share options outstanding, Weighted average years to expiry			2 years 6 months 25 days
Share options exercisable, Number of share options exercisable | shares	2,890,416		2,890,416
Share options exercisable, Weighted average exercise price	$ 0.99		$ 0.99
Total share-based compensation expense | $			$ 18,763	$ 200,815
Total share-based compensation expense, expensed in the statement of loss | $	$ 5,985	$ 40,171	18,763	180,368
Total share-based compensation expense, capitalized to E&E assets | $			0	20,447
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $			$ 18,763	$ 180,368
Exercise price range $0.51 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	2,530,002		2,530,002
Share options outstanding, Weighted average years to expiry			2 years 3 months 3 days
Share options exercisable, Number of share options exercisable | shares	2,473,752		2,473,752
Share options exercisable, Weighted average exercise price	$ 0.8		$ 0.8
Exercise price range $0.51 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	0.51		0.51
Exercise price range $0.51 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 1		$ 1
Exercise price range $2.01 - $2.50
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	416,664		416,664
Share options outstanding, Weighted average years to expiry			4 years 5 months 4 days
Share options exercisable, Number of share options exercisable | shares	416,664		416,664
Share options exercisable, Weighted average exercise price	$ 2.11		$ 2.11
Exercise price range $2.01 - $2.50 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	2.01		2.01
Exercise price range $2.01 - $2.50 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 2.5		$ 2.5